EMPLOYEE BENEFIT PLANS - Sensitivity analysis (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 COP ($)
Defined benefit pension plan | Colombia | Discount rate | 0.50% increase in actuarial assumption
Disclosure of employee benefit plans
Discount rate, Value	8.50%
Percentage of increase	0.50%
Increase, Effect on DBO	$ (3,657)
Defined benefit pension plan | Colombia | Discount rate | 0.50% decrease in actuarial assumption
Disclosure of employee benefit plans
Discount rate, Value	7.50%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ 3,904
Defined benefit pension plan | Colombia | Salary | 0.50% increase in actuarial assumption
Disclosure of employee benefit plans
Salary, Value	5.20%
Percentage of increase	0.50%
Increase, Effect on DBO	$ 4,261
Defined benefit pension plan | Colombia | Salary | 0.50% decrease in actuarial assumption
Disclosure of employee benefit plans
Salary, Value	4.20%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ (4,019)
Defined benefit pension plan | Colombia | Mortality Table | Mortality Table RV-08
Disclosure of employee benefit plans
Mortality Table (Increase/Decrease)	One year increase in life expectancy
Increase, Effect on DBO	$ 4,972
Defined benefit pension plan | Panama | Discount rate | 0.50% increase in actuarial assumption
Disclosure of employee benefit plans
Discount rate, Value	4.20%
Percentage of increase	0.50%
Increase, Effect on DBO	$ (254)
Defined benefit pension plan | Panama | Discount rate | 0.50% decrease in actuarial assumption
Disclosure of employee benefit plans
Discount rate, Value	3.20%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ 274
Defined benefit pension plan | Panama | Mortality Table | Mortality Table RP-2000
Disclosure of employee benefit plans
Mortality Table (Increase/Decrease)	One year increase in life expectancy
Increase, Effect on DBO	$ 208
Pension plan | Guatemala | Discount rate | 0.50% increase in actuarial assumption
Disclosure of employee benefit plans
Discount rate, Value	6.60%
Percentage of increase	0.50%
Increase, Effect on DBO	$ (5,156)
Pension plan | Guatemala | Discount rate | 0.50% decrease in actuarial assumption
Disclosure of employee benefit plans
Discount rate, Value	5.60%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ 5,984
Pension plan | Guatemala | Salary | 0.50% increase in actuarial assumption
Disclosure of employee benefit plans
Salary, Value	5.50%
Percentage of increase	0.50%
Increase, Effect on DBO	$ 3,813
Pension plan | Guatemala | Salary | 0.50% decrease in actuarial assumption
Disclosure of employee benefit plans
Salary, Value	4.50%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ (3,415)
Pension plan | Guatemala | Mortality Table | Mortality Table RP-2000
Disclosure of employee benefit plans
Mortality Table (Increase/Decrease)	One year increase in life expectancy
Increase, Effect on DBO	$ 1,755
Retirement Pension Premium Plan | Colombia | Discount rate | 0.50% increase in actuarial assumption
Disclosure of employee benefit plans
Discount rate, Value	9.25%
Percentage of increase	0.50%
Increase, Effect on DBO	$ (5,228)
Retirement Pension Premium Plan | Colombia | Discount rate | 0.50% decrease in actuarial assumption
Disclosure of employee benefit plans
Discount rate, Value	8.25%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ 5,729
Retirement Pension Premium Plan | Colombia | Salary | 0.50% increase in actuarial assumption
Disclosure of employee benefit plans
Salary, Value	7.70%
Percentage of increase	0.50%
Increase, Effect on DBO	$ 5,815
Retirement Pension Premium Plan | Colombia | Salary | 0.50% decrease in actuarial assumption
Disclosure of employee benefit plans
Salary, Value	6.70%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ (5,349)
Retirement Pension Premium Plan | Guatemala | Discount rate | 0.50% increase in actuarial assumption
Disclosure of employee benefit plans
Discount rate, Value	5.90%
Percentage of increase	0.50%
Increase, Effect on DBO	$ (1,666)
Retirement Pension Premium Plan | Guatemala | Discount rate | 0.50% decrease in actuarial assumption
Disclosure of employee benefit plans
Discount rate, Value	4.90%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ 1,764
Retirement Pension Premium Plan | Guatemala | Salary | 0.50% increase in actuarial assumption
Disclosure of employee benefit plans
Salary, Value	5.50%
Percentage of increase	0.50%
Increase, Effect on DBO	$ 1,763
Retirement Pension Premium Plan | Guatemala | Salary | 0.50% decrease in actuarial assumption
Disclosure of employee benefit plans
Salary, Value	4.50%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ (1,680)
Retirement Pension Premium Plan | El Salvador | Discount rate | 0.50% increase in actuarial assumption
Disclosure of employee benefit plans
Discount rate, Value	3.10%
Percentage of increase	0.50%
Increase, Effect on DBO	$ (1,195)
Retirement Pension Premium Plan | El Salvador | Discount rate | 0.50% decrease in actuarial assumption
Disclosure of employee benefit plans
Discount rate, Value	2.10%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ 1,301
Retirement Pension Premium Plan | El Salvador | Salary | 0.50% increase in actuarial assumption
Disclosure of employee benefit plans
Salary, Value	2.50%
Percentage of decrease	0.50%
Increase, Effect on DBO	$ 331
Retirement Pension Premium Plan | El Salvador | Salary | 0.50% decrease in actuarial assumption
Disclosure of employee benefit plans
Salary, Value	1.50%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ (373)
Severance obligation | Colombia | Discount rate | 0.50% increase in actuarial assumption
Disclosure of employee benefit plans
Discount rate, Value	7.50%
Percentage of increase	0.50%
Increase, Effect on DBO	$ (341)
Severance obligation | Colombia | Discount rate | 0.50% decrease in actuarial assumption
Disclosure of employee benefit plans
Discount rate, Value	6.50%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ 353
Severance obligation | Colombia | Salary | 0.50% increase in actuarial assumption
Disclosure of employee benefit plans
Salary, Value	7.70%
Percentage of increase	0.50%
Increase, Effect on DBO	$ 852
Severance obligation | Colombia | Salary | 0.50% decrease in actuarial assumption
Disclosure of employee benefit plans
Salary, Value	6.70%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ (832)
Senior Management Pension Plan Premium | Colombia | Discount rate | 0.50% increase in actuarial assumption
Disclosure of employee benefit plans
Discount rate, Value	8.25%
Increase, Effect on DBO	$ (882)
Senior Management Pension Plan Premium | Colombia | Discount rate | 0.50% decrease in actuarial assumption
Disclosure of employee benefit plans
Discount rate, Value	7.25%
Decrease, Effect on DBO	$ 921
Senior Management Pension Plan Premium | Colombia | Salary | 0.50% increase in actuarial assumption
Disclosure of employee benefit plans
Salary, Value	7.70%
Percentage of increase	0.50%
Increase, Effect on DBO	$ 1,105
Senior Management Pension Plan Premium | Colombia | Salary | 0.50% decrease in actuarial assumption
Disclosure of employee benefit plans
Salary, Value	6.70%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ 1,068
Other long term benefits | Colombia | Discount rate | 0.50% increase in actuarial assumption
Disclosure of employee benefit plans
Discount rate, Value	8.50%
Percentage of increase	0.50%
Increase, Effect on DBO	$ (14,472)
Other long term benefits | Colombia | Discount rate | 0.50% decrease in actuarial assumption
Disclosure of employee benefit plans
Discount rate, Value	7.50%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ 15,214
Other long term benefits | Colombia | Salary | 0.50% increase in actuarial assumption
Disclosure of employee benefit plans
Salary, Value	7.70%
Percentage of increase	0.50%
Increase, Effect on DBO	$ 15,237
Other long term benefits | Colombia | Salary | 0.50% decrease in actuarial assumption
Disclosure of employee benefit plans
Salary, Value	6.70%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ (14,628)
Other long term benefits | Guatemala | Discount rate | 0.50% increase in actuarial assumption
Disclosure of employee benefit plans
Discount rate, Value	6.10%
Percentage of increase	0.50%
Increase, Effect on DBO	$ (1,119)
Other long term benefits | Guatemala | Discount rate | 0.50% decrease in actuarial assumption
Disclosure of employee benefit plans
Discount rate, Value	5.10%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ 1,207
Other long term benefits | Guatemala | Salary | 0.50% increase in actuarial assumption
Disclosure of employee benefit plans
Salary, Value	5.50%
Percentage of increase	0.50%
Increase, Effect on DBO	$ 1,208
Other long term benefits | Guatemala | Salary | 0.50% decrease in actuarial assumption
Disclosure of employee benefit plans
Salary, Value	4.50%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ (1,130)
Other long term benefits | El Salvador | Discount rate | 0.50% increase in actuarial assumption
Disclosure of employee benefit plans
Discount rate, Value	3.00%
Percentage of increase	0.50%
Increase, Effect on DBO	$ (236)
Other long term benefits | El Salvador | Discount rate | 0.50% decrease in actuarial assumption
Disclosure of employee benefit plans
Discount rate, Value	2.00%
Percentage of decrease	0.50%
Decrease, Effect on DBO	$ 253